Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	37 years
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Motor Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Furniture and Education Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of lease term or estimated economic life